Additional Information: Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Additional Information: Condensed Financial Statements of Parent Company

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Investments in and advances to subsidiaries, VIEs and VIE’s subsidiary”. The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2020, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

BALANCE SHEETS

	As of December 31, 2019	As of December 31, 2020
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	43,806,283	37,473,282
Prepayments and other current assets	-	39,954,153
Total current assets	43,806,283	77,427,435
Investments in subsidiaries, VIEs and VIEs’ subsidiary	50,520,768	10,671,658
Total assets	94,327,051	88,099,093
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	6,178,925	4,441,419
Amounts due to related parties	4,023,233	3,850,000
Total liabilities	10,202,158	8,291,419
Commitments and contingencies (Note 29)
Shareholders’ equity:
Class A Ordinary Shares, US$ 0.00001 par value; 4,880,496,457 shares authorized at December 31, 2019 and December 31, 2020; 63,567,099 and 69,361,883 shares issued at December 31, 2019 and December 31, 2020, respectively; 63,567,099 and 69,361,883 shares outstanding at December 31, 2019 and December 31, 2020, respectively)	635	693
Class B Ordinary Shares, US$ 0.00001 par value; 75,150,400 and 71,355,616 shares authorized, issued and outstanding at December 31, 2019 and December 31, 2020, respectively)	752	714
Additional paid-in capital	105,944,278	108,369,688
Accumulated other comprehensive (loss)/income	(2,264,635)	4,291,628
Accumulated deficit	(19,556,137)	(32,855,049)
Total shareholders’ equity	84,124,893	79,807,674
Total liabilities and shareholders’ equity	94,327,051	88,099,093

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

STATEMENTS OF OPERTATIONS AND COMPREHENSIVE INCOME/(LOSS)

	Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Operating expenses:
Fulfillment expenses	—	—	(40,898)
Sales and marketing	—	—	(192,685)
General and administrative	(521,616)	(616,906)	(1,538,732)
Research and development	—	—	(28,740)
Total operating expenses	(521,616)	(616,906)	(1,801,055)
Loss from operations	(521,616)	(616,906)	(1,801,055)
Finance expense, net	—	—	(264,176)
Foreign exchange gain, net	—	—	103,132
Equity in income(loss) of subsidiaries and VIEs	6,515,710	2,601,704	(11,336,812)
Net income/(loss)	5,994,094	1,984,798	(13,298,912)
Less: Accretion on Round A convertible redeemable preferred shares to redemption value	(1,018,493)	—	—
Less: Accretion on Round B convertible redeemable preferred shares to redemption value	(1,574,737)	—	—
Less: Accretion on Series A convertible redeemable preferred shares to redemption value	(445,177)	(1,022,461)	—
Less: Extinguishment of convertible redeemable preferred shares (Note 19)	(24,763,245)	—	—
Net income/(loss) attributable to ordinary shareholders	(21,807,558)	962,337	(13,298,912)
Net income/(loss)	59,994,094	1,984,798	(13,298,912)
Foreign currency translation adjustment, net of nil tax	(670,073)	(844,266)	6,302,263
Comprehensive income/(loss)	5,324,021	1,140,532	(6,996,649)

Note: In the Company’s statements of operations and comprehensive income/(loss) for the years ended December 31, 2018, 2019 and 2020, accretion to redemption value of redeemable non-controlling interests amounted to US$ 129,896, US$ 311,757 and US$ 0 were treated as the subsidiary’s cost and accordingly were included in the equity in income of subsidiaries and VIEs in the Company’s statements of operations and comprehensive income/(loss) for the years ended December 31, 2018, 2019 and 2020, respectively.

STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Net cash used in operating activities	(165,067)	(567,446)	(8,381,595)
Net cash used in investing activities	(31,816,817)	(10,502,538)	—
Net cash provided by financing activities	31,985,825	54,872,326	80,767
Net increase/(decrease) in cash and cash equivalents	3,941	43,802,342	(8,300,828)
Cash and cash equivalents, beginning of year	—	3,941	43,806,283
Cash and cash equivalents, end of year	3,941	43,806,283	37,473,282